Flight equipment held for operating leases, net	6 Months Ended
Jun. 30, 2025
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30,
	2025	2024
Net book value at beginning of period	$58,575,672	$57,091,166
Additions	2,227,541	2,962,708
Depreciation	(1,312,506)	(1,253,894)
Disposals and transfers to held for sale	(607,768)	(1,075,340)
Transfers to/from investment in finance leases, net/inventory	(168,354)	(206,041)
Recoveries related to Ukraine Conflict (Note 19)	—	26,909
Impairments (Note 20)	(5,609)	(30,356)
Net book value at end of period	$58,708,975	$57,515,152

Accumulated depreciation and impairment as of June 30, 2025 and 2024, respectively:	$(16,282,169)	$(14,552,422)